Investment Objectives and Goals - Beacon Dynamic Allocation Fund	Feb. 12, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section – Beacon Dynamic Allocation Fund
Objective, Primary [Text Block]	Investment Objective. The Beacon Dynamic Allocation Fund (the “Fund”) seeks total return through a combination of capital appreciation and income.